STATEMENT OF INVESTMENTS
BNY Mellon Worldwide Growth Fund

July 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Banks - 2.5%
JPMorgan Chase & Co.	156,275		18,127,900
Consumer Durables & Apparel - 6.2%
adidas	35,150		11,271,967
Hermes International	11,501		8,082,458
LVMH Moet Hennessy Louis Vuitton	61,475		25,419,497
			44,773,922
Consumer Services - 2.3%
McDonald's	79,875		16,831,260
Diversified Financials - 2.9%
BlackRock	35,525		16,614,332
S&P Global	17,125		4,194,769
			20,809,101
Energy - 6.2%
Chevron	157,725		19,417,525
Exxon Mobil	264,168		19,643,532
Total, ADR	104,900		5,427,526
			44,488,583
Food, Beverage & Tobacco - 15.2%
Altria Group	238,075		11,206,190
Anheuser-Busch InBev	54,750		5,537,565
Danone, ADR	424,975		7,318,070
Diageo, ADR	68,225		11,385,388
Nestle, ADR	214,405		22,744,082
PepsiCo	106,425		13,602,179
Philip Morris International	229,575		19,194,766
The Coca-Cola Company	355,950		18,733,649
			109,721,889
Health Care Equipment & Services - 3.6%
Abbott Laboratories	175,850		15,316,535
Intuitive Surgical	15,100	[a]	7,844,601
UnitedHealth Group	11,600		2,888,516
			26,049,652
Household & Personal Products - 5.0%
L'Oreal, ADR	575,950		30,732,692
The Estee Lauder Companies, Cl. A	28,100		5,175,739
			35,908,431
Insurance - 3.1%
AIA Group	747,300		7,617,459

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Insurance - 3.1% (continued)
Chubb	93,625		14,309,645
			21,927,104
Materials - 1.9%
Air Liquide, ADR	368,787		10,173,358
Linde	18,125		3,466,950
			13,640,308
Media & Entertainment - 14.3%
Alphabet, Cl. C	19,530	[a]	23,761,760
Comcast, Cl. A	389,360		16,808,671
Facebook, Cl. A	200,350	[a]	38,913,981
Fox, Cl. A	53,241		1,986,954
Nintendo	20,000		7,327,423
The Walt Disney Company	98,836		14,134,536
			102,933,325
Pharmaceuticals Biotechnology & Life Sciences - 6.6%
AbbVie	130,800		8,713,896
Johnson & Johnson	46,325		6,032,442
Novo Nordisk, ADR	277,475		13,296,602
Roche Holding, ADR	572,700	[b]	19,214,085
			47,257,025
Retailing - 2.6%
Alibaba Group Holding, ADR	45,000	[a]	7,789,950
Amazon.com	5,700	[a]	10,640,646
			18,430,596
Semiconductors & Semiconductor Equipment - 7.0%
ASML Holding	81,175		18,086,602
Infineon Technologies	298,050		5,648,116
Texas Instruments	214,875		26,861,524
			50,596,242
Software & Services - 10.7%
Microsoft	358,305		48,826,222
Visa, Cl. A	158,375	[b]	28,190,750
			77,016,972
Technology Hardware & Equipment - 5.3%
Apple	180,085		38,365,308
Transportation - 4.2%
Canadian Pacific Railway	79,950		19,075,270
Union Pacific	60,275		10,846,486
			29,921,756
Total Common Stocks (cost $280,124,399)			716,799,374

	1-Day Yield (%)
Investment Companies - ..2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,344,921)	2.28	1,344,921	[c]	1,344,921
Total Investments (cost $281,469,320)		99.8%		718,144,295
Cash and Receivables (Net)		.2%		1,640,228
Net Assets		100.0%		719,784,523

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At July 31, 2019, the value of the fund’s securities on loan was $27,493,097 and the value of the collateral held by the fund was $28,599,007, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Worldwide Growth Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	645,894,889	70,904,485††	-	716,799,374
Investment Companies	1,344,921	-	-	1,344,921

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2019, accumulated net unrealized appreciation on investments was $436,674,975 consisting of $440,379,689 gross unrealized appreciation and $3,704,714 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.